Additional Information - Condensed Financial Statements (Condensed Statements of Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating expenses:
General and administrative	$ 33,514	$ 29,684	$ 19,558
Total operating expenses	170,814	137,235	98,662
Operating profit	348,093	279,829	222,438
Income before income tax expense	361,001	291,594	224,673
Net income	282,400	245,456	194,683
Other comprehensive income: Foreign currency translation adjustment	3,385	21,867	10,291
Comprehensive income	285,785	267,323	204,974
Changyou.com Limited [Member]
Operating expenses:
General and administrative	3,195	1,969	2,039
Total operating expenses	3,195	1,969	2,039
Operating profit	(3,195)	(1,969)	(2,039)
Share of profit of subsidiaries and variable interest entities	287,251	247,399	196,683
Interest income (expense), net	(1,656)	26	39
Income before income tax expense	282,400	245,456	194,683
Net income	282,400	245,456	194,683
Other comprehensive income: Foreign currency translation adjustment	3,385	21,867	10,291
Comprehensive income	$ 285,785	$ 267,323	$ 204,974